RELATED PARTIES (Agreements with THCAP) (Details) (USD $)	0 Months Ended		12 Months Ended
	Dec. 14, 2012	Oct. 05, 2010	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Related Party Transaction [Line Items]
Issuance of Ordinary shares			$ 241,000
Expenses with Related Party:
Stock warrants compensation expenses			211,000	107,000	169,000
THCAP [Member]
Related Party Transaction [Line Items]
Issuance of Ordinary shares, shares		24,091
Shares issued, price per share		$ 12.44
Issuance of Ordinary shares		300,000
Warrants granted	3,600
Exercise price of warrants	2.39
Term of warrants	3 years
Percentage of success fee			5.00%
Amount of monthly transaction				3,700
Expenses with Related Party:
Retainer fee			44,000	2,000
Directors fee			7,000	11,000	10,000
Stock warrants compensation expenses				6,000	1,000
Total			$ 51,000	$ 19,000	$ 11,000
THCAP [Member] | Business Development Services [Member]
Related Party Transaction [Line Items]
Shares issued for services			9,868	362
THCAP [Member] | Director Fees [Member]
Related Party Transaction [Line Items]
Shares issued for services			1,219	1,077